CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
Consolidated Statements Of Operations
Revenue
Operating expense
Selling, general and administrative	410,591	561,888	1,720,779	1,783,839
Research and development	272,373	127,215	584,232	466,708
Total operating expense	682,964	689,103	2,305,011	2,250,547
Loss from operations	(682,964)	(689,103)	(2,305,011)	(2,250,547)
Other income (expense)
Interest expense	(78,931)	(68,438)	(233,370)	(180,242)
Accretion of debt discount	(683,574)	(806,821)	(1,967,895)	(3,913,769)
Change in fair value of derivative liability	(89,010)		(161,235)
Loan conversion inducement expense	(565,406)		(565,406)
Total other income (expense)	(1,416,921)	(875,259)	(2,927,906)	(4,094,011)
Net loss	$ (2,099,885)	$ (1,564,362)	$ (5,232,917)	$ (6,344,558)
Basic and Diluted Loss per Common Share	$ (0.08)	$ (0.06)	$ (0.19)	$ (0.26)
Weighted average number of common shares outstanding - basic and diluted	27,427,913	25,224,700	26,957,191	24,823,496